Schedule of Real Estate Related Loans By Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Loan Count	33	[1]
Delinquent Loans
Outstanding Face Amount	12,000	[1],[2]
Carrying Value		[1],[2]
Loan Count	1	[1],[2]
Maturity Period from January 1, 2013 to December 31, 2013
Outstanding Face Amount	96,942	[1]
Carrying Value	44,850	[1]
Loan Count	4	[1]
Maturity Period from January 1, 2014 to December 31, 2014
Outstanding Face Amount	445,380	[1]
Carrying Value	273,288	[1]
Loan Count	12	[1]
Maturity Period from January 1, 2015 to December 31, 2015
Outstanding Face Amount	59,907	[1]
Carrying Value	56,185	[1]
Loan Count	5	[1]
Maturity Period from January 1, 2016 to December 31, 2016
Outstanding Face Amount	236,892	[1]
Carrying Value	235,242	[1]
Loan Count	5	[1]
Maturity Period from January 1, 2017 to December 31, 2017
Outstanding Face Amount	95,359	[1]
Carrying Value	90,161	[1]
Loan Count	4	[1]
Maturity Period from January 1, 2018 and therafter
Outstanding Face Amount	174,605	[1]
Carrying Value	$ 143,406	[1]
Loan Count	2	[1]

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(2) Includes loans that are non-performing, in foreclosure, or under bankruptcy.